Note 6 - Long-term Bank Loans (Details Textual) - USD ($)	1 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Repayments of Debt	$ 900,000
Restricted Cash, Total		$ 2,776,187		$ 2,245,010
Interest Expense, Total		$ 1,381,667	$ 2,389,021
Minimum [Member]
Debt Instrument Covenant, Ratio of Fair Value of Vessel to Outstanding Loan Less Cash in Retention Accounts		120.00%
Maximum [Member]
Debt Instrument Covenant, Ratio of Fair Value of Vessel to Outstanding Loan Less Cash in Retention Accounts		140.00%